Goldman Sachs Access High Yield Corporate Bond ETF Annual Fund Operating Expenses - Goldman Sachs Access High Yield Corporate Bond ETF - Goldman Sachs Access High Yield Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%

[1]	The Fund’s “Management Fees” have been restated to reflect current fees.